RELATED PARTIES - Disclosure of transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Payroll, options and payments to related parties employed by the Company	$ 3,550	$ 2,671	$ 5,378
Payroll to directors	228	176	207
Transactions - associated companies	$ 3,474	$ 2,202	$ 766